SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Buildings
Estimated useful lives	27.5 – 39 years	27.5 – 39 years
Other Depreciable Property
Estimated useful lives	5 – 10 years	5 – 10 years
Furniture and Fixtures
Estimated useful lives	3 – 10 years	3 – 10 years